INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2023
INVESTMENTS
Change in investments
	Marketable Securities (FVTOCI)	Total Investments
Balance as at December 31, 2022	$184	$184
Additions	2,479	2,479
Disposals	(2,322)	(2,322)
Loss recorded in other comprehensive income	(78)	(78)
Balance as at December 31, 2023	$263	$263
	Marketable Securities (FVTPL)	Marketable Securities (FVTOCI)	Total Investments
Balance as at December 31, 2021	$8,400	$4,986	$13,386
Additions	-	110	110
Disposals	(6,753)	(3,685)	(10,438)
Loss recorded in other comprehensive loss	-	(1,227)	(1,227)
Loss recorded in net loss	(1,647)	-	(1,647)
Balance as at December 31, 2022	$-	$184	$184